Average Annual Total Returns		12 Months Ended	34 Months Ended	52 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Alder Value Fund [Member] | ADLER VALUE FUND | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%			14.53%	13.98%
Alder Value Fund [Member] | ADLER VALUE FUND | S&P 500 Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.29%			10.49%	10.96%
Alder Value Fund [Member] | ADLER VALUE FUND | ADLER VALUE FUND Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		10.19%			7.75%	8.14%
Performance Inception Date		Aug. 16, 2018
Alder Value Fund [Member] | ADLER VALUE FUND | ADLER VALUE FUND Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.82%			6.60%	7.19%
Alder Value Fund [Member] | ADLER VALUE FUND | ADLER VALUE FUND Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.30%			5.80%	6.23%
Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	12.74%
Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent		15.12%	2.89%
Performance Inception Date		Feb. 28, 2022
Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.12%	2.89%
Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.95%	2.21%
Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		15.32%
Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Returns Before Taxes
Average Annual Return, Percent		22.51%		2.04%
Performance Inception Date		Sep. 09, 2020
Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.51%		1.75%
Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.33%		1.45%
Wavelenght Fund [Member] | WAVELENGTH FUND | Bloomberg U.S .Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.25%			(0.33%)		1.35%
Wavelenght Fund [Member] | WAVELENGTH FUND | S&P U.S. Treasury Bill 0-3 Month Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.32%			2.49%		1.76%
Wavelenght Fund [Member] | WAVELENGTH FUND | WAVELENGTH FUND
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.22%			1.92%		2.90%
Wavelenght Fund [Member] | WAVELENGTH FUND | WAVELENGTH FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.45%			0.55%		1.65%
Wavelenght Fund [Member] | WAVELENGTH FUND | WAVELENGTH FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.16%			0.94%		1.73%

[1]	Prior to June 13, 2024, the S&P 500® Value Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the S&P 500® Index has replaced the S&P 500® Value Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The S&P 500® Value Index is now the Fund’s secondary index.
[2]	Prior to June 13, 2024, the S&P U.S. Treasury Bill 0-3 Month Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the S&P U.S. Treasury Bill 0-3 Month Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The S&P U.S. Treasury Bill 0-3 Month Index is now the Fund’s secondary index.